ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

     We hereby incorporate by reference the Annual Report in its entirety which was filed in Post-Effective Amendment No. 17 (33
Act No. 2-71558 as filed electronically via EDGAR on August 29, 1995.
This Post-Effective Amendment contains the audited financial statements for the fiscal year ended June 30, 1995 of Active Assets Government Securities Trust. The Annual Report is hereby incorporated by reference.